SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Sep. 25, 2015
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
TYCO INTERNATIONAL PLC
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
($ in millions)

Description	Balance at Beginning of Year	Additions Charged to Income	Acquisitions (Divestitures) and Other	Deductions(1)	Balance at End of Year
Accounts Receivable:
Year Ended September 27, 2013	$59	$52	$1	$(39)	$73
Year Ended September 26, 2014	$73	27	1	(34)	$67
Year Ended September 25, 2015	$67	39	(4)	(31)	$71
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(1)	Deductions represent uncollectible accounts written off, net of recoveries.